Investment at FVTPL	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Investment at FVTPL

11. Investment at FVTPL

Investment at FVTPL
$
Balance, August 31, 2021	2,629,851
Balance, August 31, 2022	2,629,851

On August 25, 2020, the Company acquired a 20.48% interest in One Up Group, LLC (“One Up”). One Up operates a mobile app which allows gamers to organize and play one-on-one matches with other gamers and compete for money.

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The Company accounted for this investment as an investment in associate under the equity method from acquisition through January 5, 2021. The Company’s share in the loss of One Up for the period from September 1, 2020, to January 5, 2021, amounted to $103,930.

On January 5, 2021, the Company’s interest in One Up was reduced to 18.62% as a result of One Up closing a financing round. In accordance with IAS 28, the Company discontinued the use of the equity method on January 5, 2021, the date at which its investment ceased being an associate. The difference between the fair value of the Company’s retained interest in One Up and its carrying value on January 5, 2021, amounted to $99,961, which is recognized as a gain on retained interest in former associate on the Company’s statement of loss and comprehensive loss.

The fair value of the Company’s investment in One Up is estimated at each reporting period, with reference to valuations underlying privately placed financing transactions closed by One Up. Key inputs being the number of shares owned by the Company and the underlying share value of the privately placed financing transaction. This investment is classified within level 3 in the fair value hierarchy (Note 30).

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

10. Investment in associate and investment at FVTPL

Investment at FVTPL

	Investment in associate	Investment at FVTPL
	$	$

Balance, August 31, 2020	2,052,008	-
Share of loss in One Up	(103,930)	-
Discontinue use of equity method on retained interest in former associate	(1,948,078)	2,048,039
Change in fair value of investment at FVTPL	-	581,812
Balance, August 31, 2021	-	2,629,851

On August 25, 2020, the Company acquired a 20.48% interest in One Up Group, LLC (“One Up”). One Up operates a mobile app which allows gamers to organize and play one-on-one matches with other gamers and compete for money.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

The Company accounted for this investment as an investment in associate under the equity method from acquisition through January 5, 2021. The Company’s share in the loss of One Up for the period from September 1, 2020, to January 5, 2021, amounted to $103,930.

On January 5, 2021, the Company’s interest in One Up was reduced to 18.62% as a result of One Up closing a financing round. In accordance with IAS 28, the Company discontinued the use of the equity method on January 5, 2021, the date at which its investment ceased being an associate. The difference between the fair value of the Company’s retained interest in One Up and it’s carrying value on January 5, 2021, amounted to $99,961, which is recognized as a gain on retained interest in former associate on the Company’s statement of loss and comprehensive loss.

The fair value of the Company’s investment in One Up is estimated at each reporting period, with reference to valuations underlying privately placed financing transactions closed by One Up and is classified with a level 3 in the fair value hierarchy (Note 30).

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)